Summary of Significant Accounting Policies ARO (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Asset Retirement Obligation Disclosure [Abstract]
Balance as of December 31, 2015	$ 43
Revisions in estimates for current obligations	2
Accretion — expense	3
Balance as of December 31, 2016	$ 48